Interest in associates and joint ventures - Associates commentary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017
Disclosure of associates [line items]
Carrying amount of interests in associates	$ 22,244,000,000		$ 22,577,000,000
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount of interests in associates	$ 17,754,000,000	$ 17,754,000,000	$ 18,057,000,000	$ 18,057,000,000
Investment's fair value below carrying amount, period	80 months
Impairment loss	$ 0